Share-based compensation reserve	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Share-based compensation reserve	Share-based compensation reserve
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants in the form of rights over ordinary shares (“Awards”), to any Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to senior management, including senior management also serving as a director, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares. Note 8(b) sets out the Non-Executive Director and Director and Senior Management Restricted share awards.

Share based compensation reserve
€m
Balance as of January 1, 2022	6.9
Non-Executive Director restricted share awards charge	0.6
Directors and Senior Management share awards charge	6.6
Other awards share awards charge	0.9
Shares issued upon vesting of awards	(0.4)
Reclassification of awards for settlement of tax liabilities	(0.8)
Balance as of December 31, 2022	13.8
Founder Preferred Shares Dividend Reserve
The Founder Preferred Shares converted on a 1-for-1 basis into Ordinary Shares on January 3, 2023. A summary of the key terms of the Founder Preferred Shares is set out in Note 25.
The Founder Preferred Shares Annual Dividend Amount was structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis.
The Preferred Shares Annual Dividend amount was determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of our ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts multiplied by 140,220,619 Preferred Share Dividend Equivalent (the “Preferred Share Dividend Equivalent”). The Preferred Share Dividend Equivalent was equal to the number of ordinary shares outstanding immediately following the Iglo Acquisition, but excluding the 13.7 million ordinary shares issued to the seller of the Iglo Group.
Dividends on the Founder Preferred Shares were payable until the Founder Preferred Shares were converted into Ordinary Shares effective as of January 3, 2023.
On December 31, 2019, the Company’s Board of Directors approved a share dividend of an aggregate of 6,421,074 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2018 dividend price of $16.7538 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $21.7289 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2019) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2020.
On December 31, 2020, the Company’s Board of Directors approved a share dividend of an aggregate of 3,875,036 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2019 dividend price of $21.7289 multiplied by the Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $25.2127 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2020) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 4, 2021.
As of December 31, 2021 and as of December 31, 2022, no Founder Preferred Shares Annual Dividend Amount was due, as the average price per ordinary share for the last ten consecutive trading days of the year did not reach the previously achieved 2020 Dividend Price of $25.2127. As no further dividends are payable, the remaining reserve as of December 31, 2022 has been released directly to retained earnings.

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2022	166.0
Transferred to retained earnings	(166.0)
Balance as of December 31, 2022	—
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations, as well as from the translation of liabilities that hedge the Company’s net investment in a foreign subsidiary.

	Year ended December 31,
	2022	2021	2020
	€m	€m	€m
Balance as of January 1	105.1	84.7	94.8
Adjustment on adoption of hedge accounting under IFRS 9	—	1.6	—
Restated balance as of January 1	105.1	86.3	94.8
Foreign currency translation adjustments	(15.8)	31.7	(23.6)
Net deferred (losses)/gains on net investment hedges (1)	—	(12.9)	13.5
Total presented in Other Comprehensive Income	(15.8)	18.8	(10.1)
Balance as of December 31	89.3	105.1	84.7
(1) (Losses)/gains on net investment hedges are offset by gains/(losses) on GBP net investments included within the foreign currency translation adjustments (2021: gains of €24.6 million, 2020: losses of €25.7 million).

The translation reserve as at December 31, 2022 and as at December 31, 2021 does not include any balances relating to continuing hedging relationships. The translation reserve as at December 31, 2022 included €50.8 million (2021: €50.8 million) relating to a discontinued hedging relationship in respect of GBP net investments.
reserves
Under IFRS, cost of hedging allows firms to separately account for the fair value movement attributable to foreign currency basis under other comprehensive income (OCI) thereby excluding its impact from the hedge designation itself. Details of the Company's cash flow hedge accounting is detailed in Note 33.
The table below shows the movement in the cash flow hedging reserve and cost of hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve	Cost of Hedging reserve	Total Other reserves
	€m	€m	€m	€m	€m
Balance as of January 1, 2020	(6.8)	(6.4)	(13.2)	—	(13.2)
Change in fair value of hedging instrument recognized in OCI for the year	(63.7)	(20.0)	(83.7)	—	(83.7)
Reclassified to cost of goods sold	—	0.2	0.2	—	0.2
Reclassified from OCI to net finance costs	66.2	—	66.2	—	66.2
Deferred tax	(0.2)	6.2	6.0	—	6.0
Balance as of December 31, 2020	(4.5)	(20.0)	(24.5)	—	(24.5)
Reallocation for IFRS 9 changes to policy (start of the year)	2.8	—	2.8	(4.4)	(1.6)
Change in fair value of hedging instrument recognized in OCI for the year	73.3	9.3	82.6	2.4	85.0
Transferred to the carrying value of inventory	—	27.6	27.6	—	27.6
Reclassified from OCI to net finance costs	(64.1)	—	(64.1)	1.7	(62.4)
Deferred tax	(2.4)	(11.1)	(13.5)	(0.1)	(13.6)
Balance as of December 31, 2021	5.1	5.8	10.9	(0.4)	10.5
Change in fair value of hedging instrument recognized in OCI for the year	101.3	57.3	158.6	0.1	158.7
Transferred to the carrying value of inventory	—	(55.2)	(55.2)	—	(55.2)
Reclassified from OCI to net finance costs	(92.2)	—	(92.2)	1.3	(90.9)
Deferred tax	(2.1)	(1.0)	(3.1)	(0.2)	(3.3)
Balance as of December 31, 2022	12.1	6.9	19.0	0.8	19.8